INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2024	$ 0	$ 808,974	$ (730,045)	$ 78,929
Beginning balance (Shares) at Dec. 31, 2024	169,397,030
Issuance of ordinary shares under the Sales Agreement, net of issuance costs	$ 0	7,927	0	7,927
Issuance of ordinary shares under the Sales Agreement, net of issuance costs (Shares)	4,894,936
Issuance of ordinary shares and warrants, net of issuance costs	$ 0	37,289	0	37,289
Issuance of ordinary shares and warrants, net of issuance costs (Shares)	28,776,978
Exercise of shares options	$ 0	710	0	710
Exercise of shares options (Shares)	1,008,454
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (Shares)	4,464,758
Share-based compensation	$ 0	11,352	0	11,352
Net Loss	0	0	(46,540)	(46,540)
Ending balance at Sep. 30, 2025	$ 0	866,252	(776,585)	89,667
Ending balance (Shares) at Sep. 30, 2025	208,542,156
Beginning balance at Dec. 31, 2025	$ 0	875,558	(797,840)	77,718
Beginning balance (Shares) at Dec. 31, 2025	214,090,980
Issuance of ordinary shares under the Sales Agreement, net of issuance costs	$ 0	7,984	0	7,984
Issuance of ordinary shares under the Sales Agreement, net of issuance costs (Shares)	11,826,253
Issuance of ordinary shares, net of issuance costs	$ 0	27,604	0	27,604
Issuance of ordinary shares, net of issuance costs (Shares)	66,666,667
Exercise of shares options	$ 0	43	0	43
Exercise of shares options (Shares)	169,465
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (Shares)	5,920,762
Share-based compensation	$ 0	11,189	0	11,189
Net Loss	0	0	(64,321)	(64,321)
Ending balance at Sep. 30, 2026	$ 0	$ 922,378	$ (862,161)	$ 60,217
Ending balance (Shares) at Sep. 30, 2026	298,674,127